Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Current expense	$62,468	$44,125	$33,116
Deferred benefit	(35,943)	(7,527)	(11,750)
Tax credits	(11,690)	(8,756)	(6,734)
Tax benefits attributable to items charged to equity and goodwill	1,034	654	2,349

	$15,869	$28,496	$16,981

Reconciliation of Effective Tax Rate

The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Federal tax based on statutory rate	$28,340	$36,712	$24,682
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,282)	(7,558)	(6,633)
Interest and other nondeductible expenses	2,007	1,847	1,487
State taxes	3,237	4,938	3,034
Tax credits	(11,690)	(8,756)	(6,734)
Other	1,257	1,313	1,145

	$15,869	$28,496	$16,981

Effective tax rate	19.6%	27.2%	24.1%

Deferred Tax Assets and Liabilities

The net deferred tax asset at December 31, 2013 and net deferred tax liability at December 31, 2012 is as follows:

(Dollars in thousands)
	2013	2012
Deferred tax asset:
NOL carryforward	$1,001	$1,720
Allowance for credit losses	85,101	78,817
Discount on purchased loans	—	158
Deferred compensation	6,315	5,193
Unrealized loss on cash flow hedges	—	471
Unrealized loss on available for sale investments	8,880	—
Basis difference in acquired assets	70,136	120,893
OREO	31,943	18,467
Other	19,509	20,419

	222,885	246,138

Deferred tax liability:
Basis difference in acquired assets	(130,426)	(170,860)
Gain on acquisition	(17,693)	(34,358)
FHLB stock	(36)	(19)
Premises and equipment	(10,209)	(13,050)
Acquisition intangibles	(12,113)	(11,267)
Deferred loan costs	(2,915)	(3,405)
Unrealized gain on available for sale investments	—	(13,650)
Investments acquired	(235)	(224)
Swap gain	(75)	(2)
Other	(11,089)	(14,300)

	(184,791)	(261,135)

	$38,094	$(14,997)